Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Transactions (Details) - CAD ($) $ in Thousands	Jul. 31, 2024	Jul. 31, 2023
Statements [Line Items]
Acquisition of building and equipment by lease	$ 0	$ 2,729